STOCK OPTIONS AND WARRANTS	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 14 - STOCK OPTIONS AND WARRANTS

Stock Option

On April 5, 2021, the Company entered into a Consulting Agreement with a third-party consultant for her marketing and promoting services provided to xSigma Corporation. Pursuant to the Consulting Agreement, the Company issued 35,714 stock options (250,000 stock options prior to split), of which 7,143 options (50,000 options prior to split) are exercisable upon execution of the Consulting Agreement and the 28,571 stock options (200,000 stock options prior to split) shall vest in four equal instalments on a quarterly basis (7,143 shares every three months). The Company estimates the fair value of the share-based option awards on the date of grant using the Black-Scholes option-pricing model (the “Black-Scholes model”). Using the Black-Scholes model, the value of the award that is ultimately expected to vest is recognized over the requisite service period in the statement of operations. The Company attributes compensation to expense using the straight-line single option method for the options granted.

A summary of stock option activity for the six months ended March 31, 2026, is presented below:

	Shares	Weighted Average	Remaining Contractual	Grant- Date
	underlying Options	Exercise Price	Term (Years)	Fair Value
		$
Outstanding at October 1, 2025	35,714	70	-	1,085,386
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2026	35,714	70	-	1,085,386
Exercisable at March 31, 2026	35,714	70	-	1,085,386

Stock Warrants

As of March 31, 2026, the Company had outstanding 14,102 warrants (98,716 stock warrants prior to split) issued in connection with the consulting arrangement and stock offering. The following is a summary of the change in outstanding warrants during the six months ended March 31, 2026:

	Shares Underlying Options/	Weighted Average Exercise	Weighted Average Remaining Contractual Term
	Warrants	Price	(Years)
		$
Outstanding at October 1, 2025	14,102	1.38	0.42
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding at March 31, 2026	14,102	1.38	-
Exercisable at March 31, 2026	14,102	1.38	-